UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina Nelson
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6076

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2019 to 06/30/2020

Item 1. Proxy Voting Record.


LHA Market State Alpha Seeker ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


LHA Market State U.S. Tactical ETF
--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Jennifer J. McPeek                                        Mgmt          No vote
       C. David Myers                                            Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       P. Kelly Tompkins                                         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  935065246
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V328
    Meeting Type:  Special
    Meeting Date:  29-Aug-2019
          Ticker:  FXFXX
            ISIN:  US31846V3289
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Jennifer J. McPeek                                        Mgmt          No vote
       C. David Myers                                            Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       P. Kelly Tompkins                                         Mgmt          No vote

* Management position unknown



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions

By (Signature)       /s/ Kristina Nelson
Name                 Kristina Nelson
Title                President
Date                 8/28/2020